Employee Benefit Plan, Summary of Accounting Policy (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
Basis of Financial Statement Presentation--These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates--The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect reported amounts. Actual results could differ from those estimates.
Evaluation of Subsequent Events Disclosure--The Plan has evaluated subsequent events through June 18, 2026, which is the date the financial statements were available to be issued. No significant matters were identified for recording or disclosure during the evaluation.
Investment Valuation and Income Recognition--The investments of the Plan are reported at fair value.
The change in net unrealized appreciation or (depreciation) on investments is included in the statement of changes in net assets available for benefits. Net appreciation (depreciation) in the fair value of investments includes the realized gain or loss on investments sold and unrealized gains/losses on investments held during the year determined on a revalued cost basis.
Purchases and sales of securities are accounted for on the trade date. Dividend income is accounted for on the ex-dividend date.
Contributions--Employer matching contributions are recorded when earned. Employee contributions are recorded when withheld.
Administrative Expenses--The costs of administering the Plan are paid by the Company, except for trustee and recordkeeping fees, Company stock valuation services and audit fees, which are paid by the Plan.
EBP, Basis of Accounting	Basis of Financial Statement Presentation--These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
EBP, Use of Estimate	Use of Estimates--The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect reported amounts. Actual results could differ from those estimates.
EBP, Subsequent Event
Evaluation of Subsequent Events Disclosure--The Plan has evaluated subsequent events through June 18, 2026, which is the date the financial statements were available to be issued. No significant matters were identified for recording or disclosure during the evaluation.

EBP, Investment
Investment Valuation and Income Recognition--The investments of the Plan are reported at fair value.
The change in net unrealized appreciation or (depreciation) on investments is included in the statement of changes in net assets available for benefits. Net appreciation (depreciation) in the fair value of investments includes the realized gain or loss on investments sold and unrealized gains/losses on investments held during the year determined on a revalued cost basis.
Purchases and sales of securities are accounted for on the trade date. Dividend income is accounted for on the ex-dividend date.

EBP, Contribution	Contributions--Employer matching contributions are recorded when earned. Employee contributions are recorded when withheld.
EBP, Expense	Administrative Expenses--The costs of administering the Plan are paid by the Company, except for trustee and recordkeeping fees, Company stock valuation services and audit fees, which are paid by the Plan.